Note 3 - Fair Value Measurements - Estimated Fair Values of the Company's Financial Assets and Liabilities (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reported Value Measurement [Member]
Cash and cash equivalents	$ 2,177,660	$ 3,145,745	$ 2,466,526
Investments, at fair value	17,155,562	15,463,578	11,735,387
Total Financial Assets	19,333,222	18,609,323	14,201,913
Policyholder deposits in deposit-type contracts	3,856,221	3,398,170	1,573,988
Total Financial Liabilities	3,856,221	3,398,170	1,573,988
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	2,177,660	3,145,745	2,466,526
Investments, at fair value	17,155,562	15,463,578	11,735,387
Total Financial Assets	19,333,222	18,609,323	14,201,913
Policyholder deposits in deposit-type contracts	3,795,307	3,260,086	1,406,724
Total Financial Liabilities	$ 3,795,307	$ 3,260,086	$ 1,406,724